Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) - EVOLUTION METALS LLC [Member]	Mar. 31, 2025	Dec. 31, 2024	Oct. 31, 2024	Sep. 30, 2024	Jul. 31, 2024	Jul. 18, 2024
Expected Business Combination date [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
July Investment Agreement Derivative, date		Jun. 30, 2025				Jun. 30, 2025
CPU Share Allocation Obligations, date		Jun. 30, 2025	Jun. 30, 2025		Jun. 30, 2025
Vendor Share-Based Settlement Obligation Date		Jun. 30, 2025		Jun. 30, 2025
Expected Business Combination date [Member] | Convertible Preferred Stock [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
CPU Share Allocation Obligations, date		Jun. 30, 2025
Measurement Input, Expected Term [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
Derivative Liability, Measurement Input	0.25	0.5				0.95
Equity Securities, FV-NI, Measurement Input	0.25	0.5	0.68		0.92
Vendor Share-Based Settlement Obligation		0.53		0.78
Measurement Input, Expected Term [Member] | Convertible Preferred Stock [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
Equity Securities, FV-NI, Measurement Input	0.5
Measurement Input, Expected Term [Member] | Minimum [Member] | Convertible Preferred Stock [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
Equity Securities, FV-NI, Measurement Input		0.54
Measurement Input, Expected Term [Member] | Maximum [Member] | Convertible Preferred Stock [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
Equity Securities, FV-NI, Measurement Input		0.56
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
Derivative Liability, Measurement Input	4.2	4.2				4.9
Equity Securities, FV-NI, Measurement Input	4.33	4.2	4.3		4.8
Vendor Share-Based Settlement Obligation		4.2		4.2
Measurement Input, Risk Free Interest Rate [Member] | Convertible Preferred Stock [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
Equity Securities, FV-NI, Measurement Input	4.2
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | Convertible Preferred Stock [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
Equity Securities, FV-NI, Measurement Input		4.2
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | Convertible Preferred Stock [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
Equity Securities, FV-NI, Measurement Input		4.3
CCC credit rating [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
Derivative Liability, Measurement Input	10.8	8.7				19.4
Present value factor [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
Derivative Liability, Measurement Input	0.99	0.98
Equity Securities, FV-NI, Measurement Input	0.99	0.98	0.97		0.96
Vendor Share-Based Settlement Obligation		0.97		0.97
Present value factor [Member] | Convertible Preferred Stock [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
Equity Securities, FV-NI, Measurement Input	0.98	0.98
Present value factor [Member] | Minimum [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
Derivative Liability, Measurement Input						0.8
Present value factor [Member] | Maximum [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
Derivative Liability, Measurement Input						0.95
Probability of Business Combination close [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
Derivative Liability, Measurement Input	60	60				60
Equity Securities, FV-NI, Measurement Input	60	60	60		60
Probability of Business Combination close [Member] | Convertible Preferred Stock [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
Equity Securities, FV-NI, Measurement Input	60	60
Expected Company fully diluted ownership of New EM [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
Derivative Liability, Measurement Input	71.3	71.3				71.3
Equity Securities, FV-NI, Measurement Input	71.3	71.3	71.3		71.3
Expected Company fully diluted ownership of New EM [Member] | Convertible Preferred Stock [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
Equity Securities, FV-NI, Measurement Input	71.3	71.3
Additional share allocation percentages [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
Derivative Liability, Measurement Input	10	10				10
Equity Securities, FV-NI, Measurement Input	1.8	4.75	2		1
Additional share allocation percentages [Member] | Convertible Preferred Stock [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
Equity Securities, FV-NI, Measurement Input	4.75	1.75
Implied probability Business Combination closes [Member]
Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) [Line Items]
Vendor Share-Based Settlement Obligation		8.3		15.4